Trade and other receivables	6 Months Ended
Jun. 30, 2019
Trade and other receivables
Trade and other receivables

7. Trade and other receivables

Trade and other receivables are composed of receivables which are detailed below:

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2019	2018
VAT receivable	€607	€496
Trade receivables	120	214
Other receivables	260	455
Interest receivable	2,656	556
VLAIO grant receivable	1,634	1,165
	€5,277	€2,886

The nominal amounts of all trade and other receivables approximate their respective fair values. The VAT receivable relates to VAT amounts to be recovered in the second half of 2019.

Trade receivables correspond to amounts invoiced to the collaborators or strategic allies of the Company. No bad debt allowance was recorded, nor were any trade receivables impaired on June 30, 2019 and December 31, 2018. The Flanders Innovation and Entrepreneurship Agency (VLAIO) grant receivable consists of earned income from government grants for which no payments have been received but for which the relating expenditures have been incurred.

For more information on the Flanders Innovation and Entrepreneurship Agency grants, see note 12.